Document and Entity Information Document	12 Months Ended
Aug. 02, 2015
Entity Information [Line Items]
Entity Registrant Name	CAMPBELL SOUP CO
Entity Central Index Key	0000016732
Document Type	8-K
Document Period End Date	Aug. 02, 2015
Amendment Flag	false